OTHER PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Interim Period, Costs Not Allocable [Line Items]
Total	$ 26,386	$ 6,113
Other Payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Total	12,000	0
Salaries Payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Total	$ 14,386	$ 6,113